UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22338

Legg Mason Global Asset Management Trust

Name of Fund:

55 Water Street, New York, NY 10041

Address of Principal Executive Offices:

Robert I Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code:

Funds Investor Services at 1-800-822-5544
or
Institutional Shareholder Services at 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

EXPLANATORY NOTE

Re: Request to Disregard Submission

Company: Legg Mason Global Asset Management Trust

Accession Number: 0001193125-10-046956

Form Type: N-CSR

Filing Date: 03-MAR-2010

The purpose of this amendment filing is to request that the above referenced EDGAR filing, submitted on March 3rd, 2010, be disregarded, as it was submitted in error. The submission was inadvertently submitted using the CIK for the incorrect registrant. The correct registrant is Legg Mason Global Asset Management Trust (0001474103). The filing was resubmitted on March 4th, 2010, using the correct codes. The Accession Number for the correct filing is: 0001193125-10-047879.